UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		July 26, 2006


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		50

Form 13F Information Table Value Total:		$ 267,476.680








List of Other Included Managers:			None

FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3   Column 4  Column 5          Column 6   Column 7  Column8

                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP    (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ADESA INC.                Common       00686U104        5,899  265,248sh         sole                265,248
AMERIS BANCORP            Common       03076K108        8,890  384,174sh         sole                384,174
AMETEK INC                Common       031100100        5,910  124,745sh         sole                124,745
ASTORIA FINANCIAL CORP    Common       011593496        7,407  243,265sh         sole                243,265
BENJAMIN FRANKLIN BANCORP Common       082073107          206   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109          491   18,000sh         sole                 18,000
CENDANT CORPORATION       Common       151313103        6,073  372,779sh         sole                372,779
CENTRAL PARKING CORP      Common       154785109        6,919  432,455sh         sole                432,455
COLONY BANKCORP, INC.     Common       19623P101        5,176  231,689sh         sole                231,689
COMMERCIAL CAPITAL BANCORPCommon       20162L105        7,056  448,031sh         sole                448,031
COMMUNITY CAPITAL CORP.   Common       20363C102          152    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100          280   11,968sh         sole                 11,968
FORD MOTOR COMPANY        Common       345370860        6,208  895,862sh         sole                895,862
FPL GROUP INC.            Common       302571104        6,888  166,460sh         sole                166,460
HF FINANCIAL CORP         Common       404172108        2,822  165,042sh         sole                165,042
INTERNATIONAL BANCSHARES CCommon       459044103        6,366  231,670sh         sole                231,670
MAC-GRAY CORP             Common       554153106        6,043  489,350sh         sole                489,350
MARATHON OIL CORP         Common       565849106        6,456   77,500sh         sole                 77,500
NATIONAL CITY CORPORATION Common       635405103        6,826  188,620sh         sole                188,620
NAUGATUCK VALLEY FINANCIALCommon       639067107           13    1,184sh         sole                  1,184
NEW ENGLAND BANCSHARES, INCommon       643863202          173   15,000sh         sole                 15,000
NEWALLAINCE BANCSHARES, INCommon       650203102          122    8,518sh         sole                  8,518
NORTH FORK BANCORPORATION Common       659424105        6,181  204,862sh         sole                204,862
NORTHRIM BANCORP INC.     Common       666762109          773   30,800sh         sole                 30,800
PEOPLES BANCORP INC       Common       709789101          652   21,850sh         sole                 21,850
POGO PRODUCING CO         Common       010135621           55    1,200sh         sole                  1,200
PRAXAIR INC.              Common       74005P104        6,023  111,536                               111,536
PSB HOLDINGS INC.         Common       69360W108           21    2,000sh         sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105        6,587  249,430sh         sole                249,430
SOUTHWEST BANCORP INC.    Common       844767103        7,680  301,175sh         sole                301,175
SOVEREIGN BANCORP INC     Common       845905108        6,699  329,828sh         sole                329,828
STEWART INFORMATION SERVICCommon       860372101        6,035  166,220sh         sole                166,220
TD BANKNORTH INC          Common       87235A101        6,437  218,582sh         sole                218,582
THRIFT INVESTORS LIMITED PCommon       891092108          895  895,370sh         sole                895,370
TORO CO                   Common       91324P102        6,367  136,330sh         sole                136,330
UNITEDHEALTH GROUP INC    Common       92343V104        7,013  156,621sh         sole                156,621
VERIZON COMMUNICATIONS    Common       947890109        6,731  200,994sh         sole                200,994
WEBSTER FINANCIAL CORP - CCommon       94973V107        8,567  180,587sh         sole                180,587
WELLPOINT INC (NEW)       Common       95082P105        6,510   89,460sh         sole                 89,460
WESCO INTERNATIONAL INC   Common       95082P105        7,251  105,080                               105,080
ABN AMRO HOLDING NV-SP ADRCommon       052800109          308   11,267sh         sole                 11,267
AUTOLIV INC.              Common       088606108       25,877  457,430sh         sole                457,430
BHP BILLITON LTD - SPON ADCommon       151290889       21,392  496,685sh         sole                496,685
CEMEX SA - SPONS ADR PART Common       59151K108       32,155  564,423sh         sole                564,423
METHANEX CORPORATION (US SCommon       76026T205          282   13,300sh         sole                 13,300
REPSOL S.A. ADR 1:1       Common       796050888          537   19,150sh         sole                 19,150
SAMSUNG ELECTRONICS COMMONCommon       796050201       12,972   41,280sh         sole                 41,280
SAMSUNG ELECTRONICS PFD N/Common       796054203          122      500sh         sole                    500
SAMSUNG SDI CO LTD-GDR    Common       78440P108        6,796  395,558sh         sole                395,558
SK TELECOM CO LTD ADR     Common       78440P108        6,190   264290sh         sole                264,290




















